                                                                 June 30, 2000

                                        semi-annual report


The ProFunds VP
ProFund VP UltraOTC
ProFund VP Europe 30
ProFund VP UltraSmall-Cap
                                                                               .

[PROFUNDS LOGO APPEARS HERE]

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraOTC                                                June 30, 2000

(Unaudited)

 Common Stocks (85.1%)
                                                          Shares   Market Value
                                                        ---------- ------------

 3COM Corp.*...........................................     17,037 $    981,757
 Adaptec, Inc.*........................................      8,212      186,823
 ADC Telecommunications, Inc.*.........................     38,319    3,214,006
 Adelphia Communications Corp.--Class A*...............     11,601      543,797
 Adobe Systems, Inc....................................     11,250    1,462,500
 Altera Corp.*.........................................     26,745    2,726,318
 Amazon.com, Inc.*.....................................     22,319      810,459
 American Power Conversion Corp.*......................     24,320      992,560
 Amgen, Inc.*..........................................     45,656    3,207,334
 Apollo Group, Inc.--Class A*..........................      6,770      189,560
 Apple Computer, Inc.*.................................     43,358    2,270,875
 Applied Materials, Inc.*..............................     39,842    3,610,681
 Applied Micro Circuits Corp.*.........................     13,494    1,332,533
 At Home Corp.--Class A*...............................     27,493      570,480
 Atmel Corp.*..........................................     15,892      586,018
 Bed Bath & Beyond, Inc.*..............................     18,109      656,451
 Biogen, Inc.*.........................................     17,388    1,121,526
 Biomet, Inc. .........................................     12,825      492,960
 BMC Software, Inc.*...................................     17,785      648,875
 BroadVision, Inc.*....................................     27,385    1,391,500
 Chiron Corp.*.........................................     24,050    1,142,375
 Ciena Corp.*..........................................     16,000    2,667,000
 Cintas Corp...........................................     19,200      704,400
 Cisco Systems, Inc.*..................................    238,242   15,143,258
 Citrix Systems, Inc.*.................................     21,012      397,915
 CMGI, Inc.*...........................................     29,548    1,353,668
 CNET Networks, Inc.*..................................      9,357      229,831
 Comcast Corp.--Special Class A*.......................     40,933    1,657,787
 Compuware Corp.*......................................     21,201      219,960
 Comverse Technology, Inc.*............................     15,414    1,433,502
 Concord EFS, Inc.*....................................     22,905      595,530
 Conexant Systems, Inc.*...............................     22,932    1,115,069
 Costco Wholesale Corp.*...............................     22,454      740,982
 Dell Computer Corp.*..................................     90,934    4,484,183
 Dollar Tree Stores, Inc.*.............................      8,933      353,412
 eBay, Inc.*...........................................     18,111      983,653
 EchoStar Communications Corp.--Class A*...............     22,824      755,688
 Electronic Arts, Inc.*................................      6,211      453,015
 Ericsson (LM) Telephone--ADR..........................    113,523    2,270,460
 Fiserv, Inc.*.........................................     14,666      634,305
 Gemstar International Group Ltd.*.....................     20,669    1,270,175
 Genzyme Corp.--General Division*......................     10,159      603,826
 Global Crossing Ltd.*.................................     90,402    2,378,703
 Herman Miller, Inc....................................      5,895      152,533
 I2 Technologies, Inc.*................................     19,867    2,071,445
 Immunex Corp.*........................................     65,523    3,239,293
 Intel Corp............................................    111,973   14,969,389
 Intuit, Inc.*.........................................     24,266    1,004,006
 JDS Uniphase Corp.*...................................     67,840    8,132,319
 KLA-Tencor Corp.*.....................................     21,571    1,263,252
 Legato Systems, Inc.*.................................      9,014      136,337
 Level 3 Communications, Inc.*.........................     24,266    2,135,408
 Linear Technology Corp................................     39,923    2,552,577
 Lycos, Inc.*..........................................     12,989      701,406
 Maxim Integrated Products, Inc.*......................     37,814    2,568,988
 McLeodUSA, Inc.--Class A*.............................     44,638      923,449

 Common Stocks, continued
                                                          Shares   Market Value
                                                        ---------- ------------

 MedImmune, Inc.*......................................     21,336 $  1,578,864
 Metromedia Fiber Network, Inc.*.......................     49,866    1,979,057
 Microchip Technology, Inc.*...........................      6,293      366,666
 Microsoft Corp.*......................................    172,908   13,832,639
 Molex, Inc. ..........................................      9,176      441,595
 Network Appliance, Inc.*..............................     30,450    2,451,225
 Network Associates, Inc.*.............................     13,810      281,379
 Nextel Communications, Inc.--Class A*.................     88,879    5,438,283
 NEXTLINK Communications, Inc.--Class A*...............     24,987      947,944
 Northwest Airlines Corp.--Class A*....................      6,616      201,375
 Novell, Inc.*.........................................     37,733      349,030
 NTL, Inc.*............................................     26,772    1,602,974
 Oracle Corp.*.........................................    113,064    9,504,443
 PACCAR, Inc...........................................      8,212      325,914
 PacifiCare Health Systems, Inc.*......................      3,092      186,100
 PanAmSat Corp.*.......................................     19,227      839,980
 Parametric Technology Corp.*..........................     35,813      393,943
 Paychex, Inc..........................................     32,992    1,385,663
 Peoplesoft, Inc.*.....................................     37,228      623,569
 PMC-Sierra, Inc.*.....................................     15,360    2,729,280
 QLogic Corp.*.........................................      7,121      470,431
 Qualcomm, Inc.*.......................................     85,309    5,118,539
 Quintiles Transnational Corp.*........................     15,414      217,723
 RealNetworks, Inc.*...................................     13,972      706,459
 RF Micro Devices, Inc.*...............................      8,717      763,827
 Sanmina Corp.*........................................     13,197    1,128,344
 SDL, Inc.*............................................      8,401    2,395,860
 Siebel Systems, Inc.*.................................     22,346    3,654,968
 Sigma-Aldrich Corp....................................      8,536      249,678
 Smurfit-Stone Container Corp.*........................     22,851      294,207
 Staples, Inc.*........................................     30,188      464,141
 Starbucks Corp.*......................................     24,690      942,849
 Sun Microsystems, Inc.*...............................     65,974    5,999,511
 Synopsys, Inc.*.......................................      7,734      267,306
 Tellabs, Inc.*........................................     22,292    1,525,609
 USA Networks, Inc.*...................................     32,559      704,088
 VeriSign, Inc.*.......................................     17,388    3,068,982
 Veritas Software Corp.*...............................     38,932    4,399,924
 VISX, Inc.*...........................................      6,616      185,662
 Vitesse Semiconductor Corp.*..........................     17,064    1,255,271
 Voicestream Wireless Corp.*...........................     21,787    2,533,760
 WorldCom, Inc.*.......................................     98,371    4,512,770
 Xilinx, Inc.*.........................................     41,330    3,412,308
 Yahoo!, Inc.*.........................................     24,933    3,088,575
                                                                   ------------
 TOTAL COMMON STOCKS
  (Cost $195,605,646)..................................             201,256,827
                                                                   ------------

 Options Purchased (10.4%)
                                                        Contracts
                                                        ----------
 NASDAQ Call Option expiring July 2000 @ 1500..........        107   24,684,900
 NASDAQ Put Option expiring July 2000 @ 1500...........        225        7,425
                                                                   ------------
 TOTAL OPTIONS PURCHASED
  (Cost $24,623,740)...................................              24,692,325
                                                                   ------------

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraOTC                                                June 30, 2000

(Unaudited)

 U.S. Treasury Notes (11.6%)
                                                      Principal
                                                       Amount    Market Value
                                                     ----------- ------------

 U.S. Treasury Note, 5.50%, 01/31/03................ $23,057,000 $ 22,583,248
 U.S. Treasury Note, 4.50%, 09/30/00................   4,953,000    4,933,652
                                                                 ------------
 TOTAL U.S. TREASURY NOTES
  (Cost $27,517,612)................................               27,516,900
                                                                 ------------
 TOTAL INVESTMENTS
  (Cost $247,746,998)(a) (107.1%)...................              253,466,052
 Liabilities in excess of other assets
  (-7.1%)...........................................              (16,768,139)
                                                                 ------------
 TOTAL NET ASSETS (100.0%)..........................             $236,697,913
                                                                 ============
-----
Percentages indicated are based on net assets of $236,697,913.

 Futures Contracts Purchased
                                                                  Unrealized
                                                      Contracts      Gain
                                                     ----------- ------------
 NASDAQ Future Contract expiring September 2000
  (Underlying face amount at value $228,420,000)....         600 $  2,186,805

-----
*Non-income producing
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation...................................... $11,835,872
      Unrealized depreciation......................................  (6,116,818)
                                                                    -----------
      Net unrealized appreciation.................................. $ 5,719,054
                                                                    ===========

ADR--American Depositary Receipt

The ProFund VP UltraOTC's investment concentration based on net assets, by industry, as of June 30, 2000, was as follows:

Airlines..................................................................  0.1%
Automotive................................................................  0.1%
Biotechnology.............................................................  3.9%
Business Services.........................................................  1.3%
Chemicals.................................................................  0.1%
Computer Software......................................................... 19.5%
Computers................................................................. 15.3%
Containers & Packaging....................................................  0.1%
Electrical & Electronic...................................................  3.4%
Health Care...............................................................  0.4%
Home Furnishings..........................................................  0.5%
Media.....................................................................  1.2%
Office Equipment & Supplies...............................................  0.1%
Pharmaceuticals...........................................................  0.7%
Retail & Wholesale........................................................  2.1%
Semiconductors............................................................ 15.2%
Telecommunications........................................................ 20.8%
Textiles & Apparel........................................................  0.3%
Other..................................................................... 14.9%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraOTC

(Unaudited)

Statement of Assets and Liabilities
                                                                   June 30, 2000

Assets:
 Investments, at value (cost $247,746,998)........................  $253,466,052
 Cash.............................................................     4,608,015
 Variation margin on futures contracts............................     8,926,170
 Dividends and interest receivable................................       586,144
 Deferred offering costs..........................................        12,825
                                                                    ------------
 Total Assets.....................................................   267,599,206
Liabilities:
 Payable for investments purchased................................    30,582,197
 Advisory fees payable............................................       128,481
 Management servicing fees payable................................        25,696
 Administrative servicing fees payable............................        42,827
 Distribution fees payable........................................        42,827
 Administration fees payable......................................           944
 Other accrued expenses...........................................        78,321
                                                                    ------------
 Total Liabilities................................................    30,901,293
                                                                    ------------
Net Assets........................................................  $236,697,913
                                                                    ============
Net Assets consist of:
 Capital..........................................................  $261,330,301
 Accumulated net investment loss..................................      (633,018)
 Accumulated net realized losses on investments and futures
  contracts.......................................................   (31,905,229)
 Net unrealized appreciation on investments and futures
  contracts.......................................................     7,905,859
                                                                    ------------
Total Net Assets..................................................  $236,697,913
                                                                    ============
 Net Assets.......................................................  $236,697,913
 Shares of Beneficial Interest Outstanding........................     4,059,609
 Net Asset Value (offering and redemption price per share)........  $      58.31
                                                                    ============

Statement of Operations
                                          For the six months ended June 30, 2000

Investment Income:
 Interest.........................................................  $    639,275
 Dividends (net of foreign taxes of $463).........................        14,240
                                                                    ------------
 Total Income.....................................................       653,515
Expenses:
 Advisory fees....................................................       574,834
 Management servicing fees........................................       114,968
 Administrative servicing fees....................................       191,611
 Distribution fees................................................       191,611
 Administration fees..............................................        37,673
 Custody fees.....................................................        74,196
 Fund accounting fees.............................................        24,464
 Offering costs...................................................        21,219
 Other fees.......................................................        55,957
                                                                    ------------
 Total expenses...................................................     1,286,533
                                                                    ------------
Net Investment Loss...............................................      (633,018)
                                                                    ------------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and futures contracts.........   (45,008,233)
 Net change in unrealized appreciation on investments and futures
  contracts.......................................................    (8,056,285)
                                                                    ------------
 Net realized and unrealized losses on investments and futures
  contracts.......................................................   (53,064,518)
                                                                    ------------
Decrease in Net Assets Resulting from Operations..................  $(53,697,536)
                                                                    ============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraOTC


 Statements of Changes in Net Assets

                                                                        For the six         For the period
                                                                       months ended   October 19, 1999(a) through
                                                                       June 30, 2000       December 31, 1999
                                                                       -------------  ---------------------------
                                                                       (Unaudited)
Change in Net Assets:
Operations:
 Net investment loss.................................................. $    (633,018)        $    (56,836)
 Net realized gains/(losses) on investments and futures contracts.....   (45,008,233)          13,151,189
 Net change in unrealized appreciation on investments and futures
  contracts...........................................................    (8,056,285)          15,962,144
                                                                       -------------         ------------
 Net increase/(decrease) in net assets resulting from operations......   (53,697,536)          29,056,497
Capital Share Transactions:
 Proceeds from shares issued..........................................   355,143,019           79,824,900
 Cost of shares redeemed..............................................  (132,645,157)         (40,983,810)
                                                                       -------------         ------------
 Net increase in net assets resulting from capital share
  transactions........................................................   222,497,862           38,841,090
                                                                       -------------         ------------
 Total increase in net assets.........................................   168,800,326           67,897,587
Net Assets:
 Beginning of period..................................................    67,897,587                   --
                                                                       -------------         ------------
 End of period........................................................ $ 236,697,913         $ 67,897,587
                                                                       =============         ============

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraOTC


 Financial Highlights

For a share of beneficial interest
outstanding
                                                                    For the
                                              For the             period from
                                            six months        October 19, 1999(a)
                                               ended                through
                                           June 30, 2000       December 31, 1999
                                           -------------      -------------------
                                            (Unaudited)
Net Asset Value, Beginning of Period.....  $      70.93           $     30.00
                                           ------------           -----------
 Net investment loss.....................         (0.16)                (0.06)
 Net realized and unrealized gain/(loss)
  on investments and futures contracts...        (12.46)                40.99
                                           ------------           -----------
 Total income/(loss) from investment
  operations.............................        (12.62)                40.93
                                           ------------           -----------
Net Asset Value, End of Period...........  $      58.31           $     70.93
                                           ============           ===========
Total Return.............................        (17.79)%(b)           136.43 %(b)
Ratios/Supplemental Data:
Net assets, end of period................  $236,697,913           $67,897,587
Ratio of expenses to average net assets..          1.68 %(c)             1.65 %(c)
Ratio of net investment loss to average
 net assets..............................         (0.83)%(c)            (0.77)%(c)
Ratio of expenses to average net
 assets*.................................          1.68 %(c)             1.97 %(c)
Portfolio turnover.......................           352 %                 101 %

-----
 *During the period, certain fees were voluntarily reduced. If such voluntary fee reduction had not occurred, the ratio would have been as indicated.
(a)Commencement of operations.
(b)Not annualized.
(c)Annualized.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap                                          June 30, 2000

(Unaudited)

Common Stocks (87.0%)
                                                                      Market
                                                          Shares      Value
                                                        ---------- ------------

1-800-FLOWERS.COM, Inc.*...............................        483 $      2,475
24/7 Media, Inc.*......................................        441        6,891
AAR Corp. .............................................      1,092       13,104
Aaron Rents, Inc. .....................................      1,134       14,246
Abercrombie & Fitch Co.*...............................      1,806       22,011
Abgenix, Inc.*.........................................        147       17,619
ABM Industries, Inc. ..................................        903       20,769
About.com, Inc.*.......................................        210        6,615
Accrue Software, Inc.*.................................        105        3,728
ACME Communications, Inc.*.............................        210        3,833
Actel Corp.*...........................................        777       35,451
Active Software, Inc.*.................................        315       24,472
Actuate Corp.*.........................................        714       38,110
ACTV, Inc.*............................................      1,050       15,684
Adaptive Broadband Corp.*..............................        882       32,414
ADC Telecommunications, Inc.*..........................        858       71,951
Adelphia Business Solutions, Inc.*.....................        525       12,173
ADTRAN, Inc.*..........................................        609       36,464
Advanced Digital Information Corp.*....................      1,134       18,073
Advanced Energy Industries, Inc.*......................        378       22,278
Advanced Fibre Communications, Inc.*...................        756       34,256
Advanced Radio Telecom Corp.*..........................        924       13,514
Advanced Tissue Sciences, Inc.*........................        987        7,927
Advent Software, Inc.*.................................        756       48,761
ADVO, Inc.*............................................        756       31,752
Aeroflex, Inc.*........................................        672       33,390
Affiliated Managers Group, Inc.*.......................        861       39,176
Affymetrix, Inc.*......................................        273       45,078
AGCO Corp. ............................................      2,226       27,269
AGL Resources, Inc. ...................................      1,239       19,747
Airborne Freight Corp. ................................      1,764       33,405
Airgas, Inc.*..........................................      2,814       16,005
AirGate PCS, Inc.*.....................................        147        7,727
Alaska Air Group, Inc.*................................        819       22,215
Alexander & Baldwin, Inc. .............................      1,323       29,189
Alexion Pharmaceuticals, Inc.*.........................         84        6,006
Alfa Corp. ............................................      1,722       30,135
Alkermes, Inc.*........................................        672       31,668
Allaire Corp.*.........................................        420       15,435
Alliance Bancorp.......................................      1,260       20,711
Alliance Pharmaceutical Corp.*.........................        315        3,544
Alliant Techsystems, Inc.*.............................        441       29,740
Allied Capital Corp. ..................................      1,323       22,491
Allied Riser Communications Corp.*.....................        987       13,941
Alpha Industries, Inc.*................................        903       39,788
Alpharma, Inc. ........................................        756       47,061
Amcore Financial, Inc. ................................        987       18,074
America West Holdings Corp.--Class B*..................      1,365       23,376
American Eagle Outfitters, Inc.*.......................        273        3,822
American Italian Pasta Co.*............................        798       16,509
American Management Systems, Inc.*.....................      1,428       46,878
American Xtal Technology, Inc.*........................        546       23,615
AmeriCredit Corp.*.....................................      2,121       36,057
Amerisource Health Corp.--Class A*.....................      1,785       55,334
Ames Department Stores, Inc.*..........................      1,155        8,951
Common Stocks, continued
                                                                      Market
                                                          Shares      Value
                                                        ---------- ------------

Ametek, Inc. ..........................................      1,239 $     21,683
Amkor Technology, Inc.*................................        448       15,820
Amphenol Corp.--Class A*...............................        903       59,767
Amylin Pharmaceuticals, Inc.*..........................        315        4,784
Anadigics, Inc.*.......................................        714       24,321
Analysts International Corp. ..........................        273        2,542
Anaren Microwave, Inc.*................................         42        5,512
Anchor Bancorp Wisconsin, Inc. ........................      1,617       24,760
Ancor Communications, Inc.*............................        777       27,790
Andover Bancorp, Inc. .................................        798       22,992
Andrew Corp.*..........................................      2,016       67,661
AnnTaylor Stores Corp.*................................      1,113       36,868
answerthink, inc.*.....................................        861       14,314
ANTEC Corp.*...........................................        819       34,040
Apex, Inc.*............................................        567       24,806
Applebee's International, Inc. ........................        987       29,918
Applied Power, Inc.--Class A...........................      1,323       44,321
AppNet, Inc.*..........................................        588       21,168
Apria Healthcare Group, Inc.*..........................      1,785       21,866
AptarGroup, Inc. ......................................      1,113       30,051
Arch Chemicals, Inc. ..................................        945       20,672
Arch Communications Group, Inc.*.......................      1,659       10,784
Argonaut Group, Inc. ..................................      1,071       18,341
Artesyn Technologies, Inc.*............................      1,260       35,044
Arthur J. Gallagher & Co. .............................        924       38,808
Arvin Industries, Inc. ................................      1,344       23,352
Ask Jeeves, Inc.*......................................        273        4,931
Aspect Communications Corp.*...........................      1,281       50,359
Aspen Technology, Inc.*................................        756       29,106
Asyst Technologies, Inc.*..............................        882       30,209
ATMI, Inc.*............................................        672       31,248
Atmos Energy Corp. ....................................      1,344       23,520
Atwood Oceanics, Inc.*.................................        483       21,494
Aurora Biosciences Corp.*..............................        168       11,456
Aurora Foods, Inc.*....................................      1,176        4,704
Avant! Corp.*..........................................      1,365       25,572
Avis Rent A Car, Inc.*.................................      1,029       19,294
Avista Corp. ..........................................      1,155       20,140
AVT Corp.*.............................................        987        7,279
Aware, Inc.*...........................................        567       28,988
AXENT Technologies, Inc.*..............................        987       24,490
Bally Total Fitness Holding Corp.*.....................        903       22,914
BancorpSouth, Inc. ....................................      1,554       21,853
BancWest Corp. ........................................      1,512       24,854
Bandag, Inc. ..........................................        798       19,352
Bank United Corp. .....................................        966       33,991
BankAtlantic Bancorp, Inc. ............................      3,927       23,071
Banknorth Group, Inc. .................................        627        9,601
Barnes & Noble, Inc.*..................................        147        3,271
barnesandnoble.com, inc.*..............................        546        3,566
Barr Laboratories, Inc.*...............................        859       38,494
Barrett Resources Corp.*...............................      1,071       32,599
Bay View Capital Corp. ................................        483        4,739
Bedford Property Investors, Inc. ......................      1,071       19,880
Bell & Howell Co.*.....................................        630       15,278
Benchmark Electronics, Inc.*...........................        672       24,570
Bergen Brunswig Corp. .................................        861        4,736

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap                                          June 30, 2000

(Unaudited)

Common Stocks, continued
                                                                      Market
                                                          Shares      Value
                                                        ---------- ------------

Beringer Wine Estates Holdings, Inc.--Class B*.........        358 $     12,642
Berry Petroleum Co.--Class A...........................      1,512       25,704
Bethlehem Steel Corp.*.................................      5,397       19,227
Beverly Enterprises, Inc.*.............................      6,300       17,719
Billing Concepts Corp.*................................        987        4,380
Bindley Western Industries, Inc. ......................      1,176       31,091
BindView Development Corp.*............................      1,008       12,096
Bio-Technology General Corp.*..........................      1,806       23,817
Biosite Diagnostics, Inc.*.............................         63        3,036
Black BOX Corp.*.......................................        588       46,553
Black Hills Corp. .....................................        903       20,374
Blanch (E.W.) Holdings, Inc. ..........................        441        8,958
Block Drug Co.--Class A................................        672       28,434
Blount International, Inc. ............................      1,449       11,139
Bob Evans Farms, Inc. .................................      1,680       25,095
Borders Group, Inc.*...................................      2,730       42,485
Boyds Collection Ltd.*.................................        735        6,248
Boykin Lodging Co. ....................................      1,680       22,680
Bradley Real Estate, Inc. .............................      1,260       26,854
Brady Corp.--Class A...................................        798       25,935
Brandywine Realty Trust................................      1,323       25,302
BRE Properties, Inc.--Class A..........................      1,176       33,956
Brightpoint, Inc.*.....................................      1,869       16,179
Broadbase Software, Inc.*..............................        567       17,364
BroadVision, Inc.*.....................................        546       27,744
Brooks Automation, Inc.*...............................        399       25,511
BSB Bancorp, Inc. .....................................      1,197       24,015
BT Financial Corp. ....................................      1,260       21,735
Burnham Pacific Properties, Inc. ......................      2,268       15,593
Burr-Brown Corp.*......................................        525       45,510
C-COR.net Corp.*.......................................        819       22,113
C-Cube Microsystems, Inc.*.............................        416        8,164
C.H. Robinson Worldwide, Inc. .........................      1,134       56,132
Cable Design Technologies Corp.*.......................        945       31,658
Cabot Industrial Trust.................................      1,575       31,008
Cabot Oil & Gas Corp. .................................      1,512       32,036
California Water Service Group.........................        735       17,824
Callaway Golf Co. .....................................      2,520       41,107
Cambrex Corp. .........................................        798       35,910
Cambridge Technology Partners, Inc.*...................      1,638       14,281
Camden Property Trust..................................      1,092       32,078
Capital Automotive Real Estate Investment Trust........      1,911       26,993
Capitol Federal Financial..............................      2,604       28,807
Caprock Communications Corp.*..........................        924       18,018
CareInsite, Inc.*......................................        168        3,003
Caremark Rx, Inc.*.....................................      7,140       48,641
Carpenter Technology Corp. ............................        735       15,527
Carter-Wallace, Inc. ..................................        878       17,670
Cascade Natural Gas Corp. .............................      1,680       28,035
Casey's General Stores, Inc. ..........................      2,520       26,145
Catalytica, Inc.*......................................      1,974       21,714
Cathay Bancorp, Inc. ..................................        525       24,347
CBL & Associates Properties, Inc. .....................        924       23,042
CBRL Group, Inc. ......................................      2,793       41,021

Common Stocks, continued
                                                                      Market
                                                          Shares      Value
                                                        ---------- ------------

CCC Information Services Group, Inc.*..................        840 $      8,925
CEC Entertainment, Inc.*...............................      1,029       26,368
Celgene Corp.*.........................................        483       28,437
Cell Pathways Holdings, Inc.*..........................        609       14,312
Cell Therapeutics, Inc.*...............................        252        7,718
Center Trust, Inc. ....................................      2,310       11,694
Centerpoint Properties Corp. ..........................        651       26,528
Century Business Services, Inc.*.......................      2,331        4,516
Century South Banks, Inc. .............................        903       17,496
Cephalon, Inc.*........................................        588       35,207
Cerner Corp.*..........................................        987       26,896
CFS Bancorp, Inc. .....................................      2,919       26,727
CFW Communications Co. ................................        609       22,838
Charles E. Smith Residential Realty, Inc. .............        588       22,344
Charming Shoppes, Inc.*................................      4,116       20,966
Charter Municipal Mortgage Acceptance Co. .............      1,785       21,978
Chateau Communities, Inc. .............................        777       21,950
Chelsea GCA Realty, Inc. ..............................        693       23,952
Chemed Corp. ..........................................        861       24,269
ChemFirst, Inc. .......................................      1,050       25,331
Chemical Financial Corp. ..............................        840       21,840
Chesapeake Corp. ......................................        840       24,885
Choice Hotels International, Inc.*.....................      1,848       18,365
Choice One Communications, Inc.*.......................         84        3,428
Choicepoint, Inc.*.....................................        819       36,446
Church & Dwight, Inc. .................................      1,197       21,546
Ciber, Inc.*...........................................      1,575       20,869
Cirrus Logic, Inc.*....................................      2,016       32,256
Citadel Communications Corp.*..........................        693       24,212
Citizens Banking Corp., Michigan.......................      1,407       22,842
CKE Restaurants, Inc. .................................      3,192        9,576
Clarcor, Inc. .........................................      1,260       25,043
Clarent Corp.*.........................................        378       27,027
Cleveland-Cliffs, Inc. ................................        945       24,393
CMP Group, Inc. .......................................        861       25,238
Cobalt Networks, Inc.*.................................        315       18,231
Cognex Corp.*..........................................      1,113       57,597
Coherent, Inc.*........................................        735       61,648
Cohu, Inc. ............................................        609       16,424
Coinstar, Inc.*........................................        777        7,819
Colonial Properties Trust..............................        966       26,444
Com21, Inc.*...........................................        588       14,700
Commerce Bancorp, Inc., New Jersey.....................        755       34,730
Commercial Metals Co. .................................        609       16,748
Commercial NET Lease Realty............................      2,079       21,830
Commonwealth Bancorp, Inc. ............................      1,302       15,461
Commscope, Inc.*.......................................      1,302       53,381
Community First Bankshares, Inc. ......................      1,806       29,460
Community Trust Bancorp, Inc.*.........................      1,239       21,915
Complete Business Solutions, Inc.*.....................        924       16,228
Computer Network Technology Corp.*.....................        336        5,838
COMSAT Corp. ..........................................        273        6,740
Concord Communications, Inc.*..........................        546       21,772

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap                                          June 30, 2000

(Unaudited)

Common Stocks, continued
                                                                      Market
                                                          Shares      Value
                                                        ---------- ------------

Concurrent Computer Corp.*.............................      1,533 $     20,121
CONMED Corp.*..........................................        735       19,018
Connetics Corp.*.......................................        231        3,393
Consolidated Stores Corp.*.............................        840       10,080
Convergent Communications, Inc.*.......................        357        2,856
Copart, Inc.*..........................................      1,197       19,152
COR Therapeutics, Inc.*................................        378       32,248
Corixa Corp.*..........................................        546       23,444
Corn Products International, Inc. .....................      1,302       34,503
Cornerstone Realty Income Trust, Inc. .................      2,247       22,470
Corus Bankshares, Inc. ................................        882       23,318
CoStar Group, Inc.*....................................        252        6,316
Coulter Pharmaceutical, Inc.*..........................        630       12,915
Cousins Properties, Inc. ..............................        490       18,865
Covance, Inc.*.........................................      2,163       19,061
Coventry Health Care, Inc.*............................      2,562       34,147
Crawford & Co.--Class B................................      1,760       19,360
Credence Systems Corp.*................................        735       40,563
Cree Research, Inc.*...................................        147       19,625
Crompton Corp. ........................................      3,717       45,533
Crown American Realty Trust............................      3,591       19,302
CT Communications, Inc. ...............................        714       20,304
CTS Corp. .............................................        714       32,130
Cubist Pharmaceuticals, Inc.*..........................        210       10,343
Cumulus Media, Inc.*...................................        609        5,557
CuraGen Corp.*.........................................        210        7,993
Cyber-Care, Inc.*......................................        861        8,570
CyberSource Corp.*.....................................        231        3,191
Cybex Computer Products Corp.*.........................        630       27,090
Cygnus, Inc.*..........................................        420        5,985
Cymer, Inc.*...........................................        819       39,107
Cypress Semiconductor Corp.*...........................        945       39,926
Cytec Industries, Inc.*................................      1,260       31,106
Cytogen Corp.*.........................................        651        6,591
Cytyc Corp.*...........................................      1,008       53,801
D.R. Horton, Inc. .....................................      1,974       26,772
Dain Rauscher Corp. ...................................        483       31,878
Dal-Tile International, Inc.*..........................      2,415       19,924
Dallas Semiconductor Corp. ............................      1,470       59,902
Data Broadcasting Corp.*...............................        861        5,435
Datascope Corp. .......................................        525       18,900
Datastream Systems, Inc.*..............................        315        3,938
David's Bridal, Inc.*..................................        693        8,013
Del Monte Foods Co.*...................................      2,079       14,163
Delco Remy International, Inc.*........................        567        4,713
Delphi Financial Group, Inc.*..........................        588       19,955
Delta & Pineland Co. ..................................      1,491       37,368
Deltathree.com, Inc.--Class A*.........................        441        6,422
Dendrite International, Inc.*..........................      1,008       33,579
Developers Diversified Realty Corp. ...................      2,205       32,937
Dexter Corp. ..........................................        735       35,280
Diagnostic Products Corp. .............................        861       27,552
Diamond Technology Partners, Inc.*.....................        336       29,568
Digital Courier Technologies, Inc.*....................      1,260        8,033
Digital Impact, Inc.*..................................        294        4,153
Digital Island, Inc.*..................................      1,449       70,458
Digital Microwave Corp.*...............................      1,092       41,633

Common Stocks, continued
                                                                      Market
                                                          Shares      Value
                                                        ---------- ------------

Digital River, Inc.*...................................        378 $      2,906
Dillards, Inc.--Class A................................      1,575       19,294
Dionex Corp.*..........................................        861       23,032
Documentum, Inc.*......................................        462       41,290
Dollar Thrifty Automotive Group, Inc.*.................      1,071       19,747
Donaldson Co., Inc. ...................................      1,197       23,641
Donaldson, Lufkin & Jenrette, Inc......................        378        2,693
DSL.net, Inc.*.........................................        399        4,115
DSP Group, Inc.*.......................................        756       42,336
Dura Automotive Systems, Inc.*.........................        777        8,401
Dura Pharmaceuticals, Inc.*............................      1,722       24,754
Dycom Industries, Inc.*................................      1,155       53,129
E-LOAN, Inc.*..........................................      1,092        5,187
e.MedSoft.com*.........................................        294        2,352
e.spire Communications, Inc.*..........................      1,785       12,049
Earthgrains Co. .......................................      1,596       31,022
EarthShell Corp.*......................................      1,974        5,984
Eastern Enterprises....................................        462       29,106
Eastgroup Properties, Inc. ............................      1,071       22,558
Eaton Vance Corp. .....................................        840       38,850
Echelon Corp.*.........................................        357       20,684
Eclipsys Corp.*........................................      1,155        8,663
eGain Communications Corp.*............................        294        3,565
EGL, Inc.*.............................................        546       16,790
El Paso Electric Co.*..................................      2,688       30,072
Elcor Corp. ...........................................        651       14,973
Electric Lightwave, Inc.--Class A*.....................        147        2,747
Electro Scientific Industries, Inc.*...................        756       33,288
Electroglas, Inc.*.....................................        735       15,803
Emcore Corp.*..........................................        336       40,320
Emmis Communications Corp.*............................      1,092       45,182
Empire District Electric Co. ..........................      1,218       26,872
Emulex Corp.*..........................................        630       41,383
Encompass Services Corp.*..............................        924        5,313
Energen Corp. .........................................      1,533       33,439
Enhance Financial Services Group, Inc. ................      1,428       20,528
Entercom Communications Corp.*.........................        714       34,808
Entertainment Properties Trust.........................      1,554       21,465
EntreMed, Inc.*........................................        483       14,460
Entrust Technologies, Inc.*............................        462       38,231
Enzo Biochem, Inc.*....................................        630       43,470
Enzon, Inc.*...........................................      1,029       43,733
ePresence, Inc.*.......................................        819        5,938
Equitable Resources, Inc. .............................        819       39,517
Equity Inns, Inc. .....................................      3,444       21,095
eSpeed, Inc.*..........................................        147        6,385
Essex Property Trust, Inc. ............................        567       23,814
Ethan Allen Interiors, Inc. ...........................      1,323       31,752
Ethyl Corp. ...........................................      2,814        7,035
eToys, Inc.*...........................................      2,562       16,253
Exar Corp.*............................................        504       43,943
Exchange Applications, Inc.*...........................        630       16,774
Extended Stay America, Inc.*...........................      3,738       34,576
Extended Systems, Inc.*................................         84        8,064
F&M Bancorp............................................      1,197       23,641
F.Y.I., Inc.*..........................................        693       23,345
F5 Networks, Inc.*.....................................        294       16,041

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap                                          June 30, 2000

(Unaudited)

Common Stocks, continued
                                                                      Market
                                                          Shares      Value
                                                        ---------- ------------

Factory 2-U Stores, Inc.*..............................        189 $      7,147
FactSet Research Systems, Inc. ........................        714       20,170
Fair, Isaac & Co., Inc. ...............................        462       20,328
Farmers Capital Bank Corp. ............................        714       21,688
Federal Realty Investment Trust........................      1,512       30,240
Federal Signal Corp. ..................................      2,037       33,611
Federal-Mogul Corp. ...................................        756        7,229
Ferro Corp. ...........................................      1,386       29,106
Filenet Corp.*.........................................      1,008       18,522
First American Financial Corp. ........................      2,268       32,461
First Commonwealth Financial Corp. ....................      2,121       19,222
First Financial Bankshares, Inc. ......................        756       20,790
First Financial Corp., Indiana.........................        567       17,294
First Health Group Corp.*..............................      1,596       52,369
First Industrial Realty Trust, Inc. ...................        840       24,780
First Merchants Corp. .................................        798       16,908
First Midwest Bancorp, Inc. ...........................        924       21,483
First Sentinel Bancorp, Inc. ..........................      2,625       21,574
First Washington Bancorp, Inc. ........................      1,491       20,781
First Washington Realty Trust, Inc. ...................      1,071       23,629
FirstWorld Communications, Inc.*.......................        315        3,308
Fisher Scientific International, Inc.*.................      1,140       28,215
Fleetwood Enterprises, Inc. ...........................      1,449       20,648
Fleming Companies, Inc. ...............................      1,848       24,140
Florida East Coast Industries, Inc. ...................        798       31,920
Florida Rock Industries, Inc. .........................        609       21,696
Flowserve Corp. .......................................      1,617       24,356
Footstar, Inc.*........................................        966       32,120
Forest City Enterprises--Class A.......................        798       26,633
Fremont General Corp. .................................      1,197        4,713
Friedman, Billings, Ramsey Group, Inc.*................        588        4,778
Fuller (H. B.) Co. ....................................        399       18,179
Furniture Brands International, Inc.*..................      1,743       26,363
FutureLink Corp.*......................................        567        4,075
G & K Services, Inc. ..................................        924       23,158
Gables Residential Trust...............................        945       24,393
Gartner Group, Inc. ...................................      1,050       12,600
Gaylord Container Corp.--Class A*......................      1,512        4,064
Gaylord Entertainment Co.*.............................        840       18,060
GBC Bancorp............................................      1,029       30,098
Gene Logic, Inc.*......................................        294       10,492
General Semiconductor, Inc.*...........................      1,155       17,036
Genome Therapeutics Corp.*.............................        126        3,835
Genrad, Inc.*..........................................      1,365       12,285
Geon Co. ..............................................        819       15,152
Georgia Gulf Corp. ....................................      1,029       21,416
GetThere.com, Inc.*....................................        189        1,996
Getty Images, Inc.*....................................        903       33,467
Gilead Sciences, Inc.*.................................        945       67,212
Glenayre Technologies, Inc.*...........................      2,100       22,181
Glenborough Realty Trust, Inc..........................      1,659       28,929
Glimcher Realty Trust..................................      1,575       22,641
Global Crossing Ltd.*..................................      1,820       47,889
Global Industries, Ltd.*...............................      2,520       47,565
GlobalNetFinancial.com, Inc.*..........................        567       11,907
Globix Corp.*..........................................        483       14,158
Go2Net, Inc.*..........................................        630       31,697

Common Stocks, continued
                                                                      Market
                                                          Shares      Value
                                                        ---------- ------------

GoAmerica, Inc.*.......................................        336 $      5,187
GoTo.com, Inc.*........................................        483        7,396
Gray Communications Systems, Inc. .....................      1,260       12,364
Great Atlantic & Pacific Tea Co........................        861       14,314
Great Lakes REIT, Inc..................................      1,323       22,491
Great Plains Software, Inc.*...........................        336        6,594
Greater Bay Bancorp....................................        567       26,507
Greif Brothers Corp.--Class A..........................        840       25,829
Group 1 Automotive, Inc.*..............................        714        8,568
GTECH Holdings Corp.*..................................      1,491       33,826
Guilford Pharmaceuticals, Inc.*........................        861       12,969
Guitar Center, Inc.*...................................        336        3,528
HA-LO Industries, Inc.*................................      1,995       11,222
Haemonetics Corp.*.....................................      1,176       24,696
Hancock Holding Co.....................................        588       19,992
Hanna (M.A.) Co........................................      2,016       18,144
Hanover Compressor Co.*................................      1,806       68,627
Hanover Direct, Inc.*..................................      5,229        8,170
Harland (John H.) Co...................................      1,323       19,762
Harleysville National Corp.............................        735       24,071
Harman International Industries, Inc...................        546       33,306
Harmonic, Inc.*........................................        497       12,301
Harsco Corp............................................      1,113       28,382
Health Care Property Investors, Inc....................        924       25,179
Health Care REIT, Inc..................................      1,428       23,205
Healthcare Realty Trust, Inc...........................      1,701       29,023
Heidrick & Struggles International, Inc.*..............        651       41,094
Helix Technology Corp..................................        630       24,570
Helmerich & Payne, Inc.................................      1,533       57,296
Henry (Jack) & Associates, Inc.........................        882       44,210
High Speed Access Corp.*...............................      1,386        9,096
HNC Software, Inc.*....................................        672       41,495
Hollywood Entertainment Corp.*.........................        420        3,308
Hollywood.com, Inc.*...................................        609        4,720
Home Properties of New York, Inc.......................        840       25,200
HomeGrocer.com, Inc.*..................................        714        4,306
Hooper Holmes, Inc. ...................................      2,058       16,464
Horace Mann Educators Corp.............................      1,365       20,475
Hospitality Properties Trust...........................      1,386       31,272
Hotel Reservations Network, Inc.--Class A*.............        105        3,124
HSB Group, Inc.........................................        966       30,067
Hudson River Bancorp, Inc..............................      2,793       33,167
Hudson United Bancorp..................................      1,617       36,281
Human Genome Sciences, Inc.*...........................        315       42,013
Humana, Inc.*..........................................      1,029        5,016
Hutchinson Technology, Inc.*...........................      1,113       15,860
Hyperion Solutions Corp.*..............................        903       29,291
I2 Technologies, Inc.*.................................        528       55,051
iBasis, Inc.*..........................................        210        9,043
ICG Communications, Inc.*..............................      1,533       33,822
IDACORP, Inc. .........................................        777       25,058
IDEC Pharmaceuticals Corp.*............................        420       49,270
Identix, Inc.*.........................................      1,092       17,131
IDEX Corp..............................................        987       31,152
IDEXX Laboratories, Inc.*..............................      1,449       33,146
IDT Corp.*.............................................        672       22,806

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap                                          June 30, 2000

(Unaudited)

Common Stocks, continued
                                                                      Market
                                                          Shares      Value
                                                        ---------- ------------

IDX Systems Corp.*.....................................        588 $      8,306
iGate Capital Corp.*...................................      1,197       16,459
IGEN International, Inc.*..............................        210        3,478
IKON Office Solutions, Inc.............................      1,932        7,487
Illuminet Holdings, Inc.*..............................        252       12,821
Imation Corp.*.........................................      1,176       34,545
ImClone Systems, Inc.*.................................        462       35,314
Immersion Corp.*.......................................        147        4,410
Immunomedics, Inc.*....................................        378        9,261
Imperial Bancorp*......................................      1,029       16,078
Incyte Genomics, Inc.*.................................        273       22,437
Independence Community Bank Corp. .....................      2,772       36,729
IndyMac Mortgage Holdings, Inc.........................      2,247       30,475
Infocure Corp.*........................................        924        5,198
InFocus Corp.*.........................................        840       27,038
Infogrames, Inc.*......................................        462        3,754
Informatica Corp.*.....................................        546       44,737
Informix Corp.*........................................      5,691       42,327
Inhale Therapeutic Systems, Inc.*......................        441       44,748
InnKeepers USA Trust...................................      2,688       24,528
Insight Enterprises, Inc.*.............................        714       42,348
Instituform Technologies, Inc.--Class A*...............        840       22,785
Integra Bank Corp......................................        881       14,977
Integrated Device Technology, Inc.*....................        567       33,949
Integrated Electrical Services, Inc.*..................      2,373       12,162
Intelidata Technologies Corp.*.........................        336        3,465
Inter-Tel, Inc.........................................        756       12,143
Interactive Intelligence, Inc.*........................        105        3,938
Interdigital Communications Corp.*.....................      1,365       22,608
Interface, Inc.........................................      2,100        8,006
Intergraph Corp.*......................................        672        5,082
Interim Services, Inc.*................................      1,848       32,802
Interliant, Inc.*......................................        588       13,708
Interlink Electronics, Inc.*...........................         84        3,518
Intermedia Communications, Inc.*.......................      1,365       40,609
International Bancshares Corp.*........................        735       23,979
International Rectifier Corp.*.........................        546       30,576
Internet Pictures Corp.*...............................      1,092       16,517
InterTrust Technologies*...............................      1,239       25,477
InterVoice-Brite, Inc.*................................      1,050        6,891
InterWorld Corp.*......................................        357        7,319
Interwoven, Inc.*......................................        315       34,645
IntraNet Solutions, Inc.*..............................        294       11,282
Intraware, Inc.*.......................................        420        6,746
Invacare Corp..........................................      1,071       28,114
Investors Financial Services Corp. ....................      1,218       48,338
Iomega Corp.*..........................................      8,778       35,112
Ionics, Inc.*..........................................        756       23,153
Iron Mountain, Inc.*...................................      1,050       35,700
ISIS Pharmaceuticals, Inc.*............................        441        6,395
ISS Group, Inc.*.......................................        483       47,688
ITC Deltacom, Inc.*....................................      1,470       32,799
Ivex Packaging Corp.*..................................        588        6,542
iVillage, Inc.*........................................      1,050        8,859
iXL Enterprises, Inc.*.................................        651        9,440
Jack in the Box, Inc.*.................................      1,575       38,784

Common Stocks, continued
                                                                      Market
                                                          Shares      Value
                                                        ---------- ------------

Jacobs Engineering Group, Inc.*........................        798 $     26,085
JDN Realty Corp........................................      2,016       20,538
Jefferies Group, Inc...................................        903       18,229
JLG Industries, Inc....................................      2,079       24,688
John Nuveen Co.--Class A...............................        714       29,943
Jones Pharma, Inc......................................      1,523       60,824
Journal Register Co.*..................................      1,596       29,127
Juno Online Services, Inc.*............................        483        5,192
Kaiser Aluminum Corp.*.................................        924        3,696
Kaufman & Broad Home Corp..............................      1,533       30,373
Kaydon Corp............................................      1,050       22,050
Kellwood Co............................................      1,344       28,392
Kelly Services, Inc.--Class A..........................        861       19,911
KEMET Corp.*...........................................      2,142       53,684
Kennametal, Inc........................................        966       20,709
Kent Electronics Corp.*................................        987       29,425
Key Energy Group*......................................      3,171       30,521
Keynote Systems, Inc.*.................................        189       13,336
kforce.com, Inc.*......................................      1,659       11,509
Kilroy Realty Corp.....................................      1,218       31,592
Kimball International, Inc.--Class B...................      1,554       22,922
King Pharmaceuticals, Inc.*............................        843       36,987
Kirby Corp.*...........................................      1,134       24,098
Koger Equity, Inc......................................      1,239       20,908
Kopin Corp.*...........................................        357       24,722
Korn/Ferry International*..............................        693       21,959
Kronos, Inc.*..........................................        462       12,012
Kulicke & Soffa Industries, Inc.*......................        672       39,899
La-Z-Boy, Inc. ........................................      2,016       28,224
Laclede Gas Co.........................................      1,176       22,638
Lam Research Corp.*....................................        861       32,288
Landstar System, Inc.*.................................        357       21,264
Lattice Semiconductor Corp.*...........................        693       47,903
Leap Wireless International, Inc.*.....................        567       26,649
Lear Corp.*............................................        525       10,500
Lee Enterprises, Inc...................................      1,344       31,332
Legato Systems, Inc.*..................................      1,554       23,504
Lennar Corp. ..........................................      2,330       47,183
Leucadia National Corp.................................      1,008       22,995
Lexington Corporate Properties Trust...................      2,016       22,554
Liberty Corp. .........................................        735       30,870
LifeMinders, Inc.*.....................................        147        4,346
LifePoint Hospitals, Inc.*.............................      1,407       31,306
Ligand Pharmaceuticals, Inc.--Class B*.................      1,659       21,878
Lilly Industries, Inc.--Class A........................      1,617       48,611
Lincoln Electric Holdings, Inc.........................      1,155       16,459
Linens 'n Things, Inc.*................................        357        9,684
Littelfuse, Inc.*......................................        882       43,218
LNR Property Corp......................................      1,197       23,342
Local Financial Corp.*.................................      2,310       19,274
Lone Star Technologies, Inc.*..........................        819       37,878
Longview Fibre Co. ....................................      1,932       21,372
LookSmart Ltd.*........................................        756       13,986
Louis Dreyfus Natural Gas Corp.*.......................      1,050       32,878
LTV Corp...............................................      6,132       17,630
LTX Corp.*.............................................      1,239       43,288
Luby's, Inc............................................        840        6,720

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap                                          June 30, 2000

(Unaudited)

Common Stocks, continued
                                                                      Market
                                                          Shares      Value
                                                        ---------- ------------

Lynx Therapeutics, Inc.*...............................        105 $      4,994
Macerich Co............................................      1,071       23,629
Macrovision Corp.*.....................................        525       33,559
Madison Gas & Electric Co..............................      1,428       28,203
Mail.com, Inc.*........................................      1,008        5,733
Manitowoc Co...........................................        987       26,402
Manor Care, Inc.*......................................        567        3,969
Manugistics Group, Inc.*...............................        609       28,471
Marimba, Inc.*.........................................        399        5,561
Marine Drilling Co., Inc.*.............................      1,596       44,688
Mark IV Industries, Inc................................      1,512       31,563
Mascotech, Inc.........................................      2,121       22,933
Mastec, Inc.*..........................................        882       33,681
Maxtor Corp.*..........................................      3,339       35,268
MDU Resources Group, Inc...............................      1,239       26,793
Media Metrix, Inc.*....................................        147        3,739
Mediacom Communications Corp.*.........................        294        4,520
Mediaplex, Inc.*.......................................        210        4,056
Medical Assurance, Inc.*...............................      1,029       11,576
Medical Manager Corp.*.................................        651       22,175
Medicis Pharmaceutical Corp.*..........................        840       47,880
Meditrust Corp.*.......................................      4,557       17,089
MedQuist, Inc.*........................................      1,218       41,412
MemberWorks, Inc.*.....................................        483       16,241
Mentor Graphics Corp.*.................................      2,121       42,155
Mercator Software, Inc.*...............................        441       30,319
Mercury Computer Systems, Inc.*........................        672       21,714
Mercury Interactive Corp.*.............................        525       50,793
Meristar Hospitality Corp..............................      2,142       44,981
MetaCreations Corp.*...................................        294        3,528
Methode Electronics, Inc.--Class A.....................      1,050       40,556
Metricom, Inc.*........................................        420       11,708
Metris Cos., Inc.......................................      1,701       42,738
Metrocall, Inc.*.......................................      1,512       13,608
Metromedia International Group, Inc.*..................      2,058        9,776
Mettler Toledo International, Inc.*....................      1,113       44,520
MGC Communications, Inc.*..............................        609       36,502
Michaels Stores, Inc.*.................................        966       44,254
Micrel, Inc.*..........................................        819       35,575
Micromuse, Inc.*.......................................        252       41,701
Micron Electronics, Inc.*..............................      1,743       21,788
Micros Systems, Inc.*..................................        504        9,356
MicroStrategy, Inc.*...................................      1,344       40,320
Microvision, Inc.*.....................................        105        5,145
Mid-State Bancshares...................................        714       19,457
Midas, Inc.............................................        945       18,900
Midway Games, Inc.*....................................      1,113        8,974
Milacron, Inc..........................................      1,575       22,838
Millennium Pharmaceuticals, Inc.*......................        378       42,289
Minerals Technologies, Inc.............................        609       28,014
MIPS Technologies, Inc.*...............................         84        3,570
Mitchell Energy & Development Corp.--
 Class A...............................................      1,029       33,057
MMC Networks, Inc.*....................................        945       50,497
Modine Manufacturing Co................................        924       24,948
Modis Professional Services, Inc.*.....................        525        4,003
Molecular Devices Corp.*...............................        336       23,247
MONY Group, Inc........................................      1,323       44,734

Common Stocks, continued
                                                                      Market
                                                          Shares      Value
                                                        ---------- ------------

Morgan Keegan, Inc.....................................      1,491 $     21,992
Morrison Management Specialists, Inc...................        924       26,045
Motient Corp.*.........................................        651       10,213
MRV Communications, Inc.*..............................      1,344       90,383
MTI Technology Corp.*..................................        882        7,056
Mueller Industries, Inc.*..............................        987       27,636
Multex.com, Inc.*......................................        273        6,876
Musicland Stores Corp.*................................        546        4,061
MyPoints.com, Inc.*....................................        357        6,766
Myriad Genetics, Inc.*.................................         42        6,219
Nanogen, Inc.*.........................................        105        4,456
National Computer Systems, Inc. .......................        987       48,609
National Health Investors, Inc. .......................      1,407       15,477
National Instruments Corp.*............................        756       32,981
National Presto Industries, Inc. ......................        630       19,373
National Steel Corp. ..................................      1,239        5,188
National-OilWell, Inc.*................................      1,575       51,778
Nationwide Health Properties, Inc. ....................      2,037       28,391
Natural Microsystems Corp.*............................         84        9,445
NBC Internet, Inc.*....................................        420        5,250
NBT Bancorp, Inc.......................................      1,596       17,057
NBTY, Inc.*............................................      1,806       11,513
NEON Systems, Inc.*....................................        189        3,544
Net Perceptions, Inc.*.................................        357        5,667
Net2000 Communications, Inc.*..........................        210        3,439
Netcentives, Inc.*.....................................        231        4,302
Netegrity, Inc.*.......................................        126        9,489
NetIQ Corp.*...........................................        294       17,530
Netro Corp.*...........................................        399       22,893
Network Peripherals, Inc.*.............................        378        6,332
Neurocrine Biosciences, Inc.*..........................        105        3,734
Neurogen Corp.*........................................        609       17,585
New Era of Networks, Inc.*.............................        336       14,280
Newfield Exploration Co.*..............................      1,239       48,476
Newpark Resources, Inc.*...............................      3,444       32,503
Newport News Shipbuilding..............................      1,134       41,674
Nexell Therapeutics, Inc.*.............................        252        3,749
NextCard, Inc.*........................................        252        2,142
NEXTLINK Communications, Inc.--Class A*................      2,164       82,096
Niku Corp.*............................................        105        3,544
Nordson Corp. .........................................        588       29,768
North Pittsburgh Systems, Inc. ........................        483        7,124
Northwestern Corp. ....................................      1,050       24,281
NPC International, Inc.*...............................        357        3,202
NPS Pharmaceuticals, Inc.*.............................        105        2,809
Nuance Communications, Inc.*...........................         63        5,249
Nucentrix Broadband Networks*..........................        252        6,426
NUI Corp. .............................................        882       23,814
NVIDIA Corp.*..........................................        252       16,018
NYFIX, Inc.*...........................................        189        7,926
O'Reilly Automotive, Inc.*.............................      1,596       22,145
OceanFirst Financial Corp. ............................      1,365       25,167
OfficeMax, Inc.*.......................................      4,284       21,420
Ogden Corp. ...........................................      1,995       17,955
Ohio Casualty Corp. ...................................      2,205       23,428
Olin Corp. ............................................      1,407       23,216

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap                                          June 30, 2000

(Unaudited)

Common Stocks, continued
                                                                      Market
                                                          Shares      Value
                                                        ---------- ------------

OM Group, Inc. ........................................        777 $     34,188
Omega Financial Corp. .................................        903       22,801
On Assignment, Inc.*...................................      1,176       35,868
One Valley Bancorp, Inc. ..............................        966       30,188
Oneok, Inc. ...........................................      1,050       27,234
Open Market, Inc.*.....................................        945       13,053
Orbital Sciences Corp.*................................      1,680       20,475
Orthodontic Centers of America, Inc.*..................      1,575       35,634
Oshkosh Truck Corp. ...................................        672       24,023
OSI Pharmaceuticals, Inc.*.............................        252        7,261
Osicom Technologies, Inc.*.............................        147       12,440
OTG Software, Inc.*....................................        105        2,999
Otter Tail Power Co. ..................................      1,302       27,342
P-COM, Inc.*...........................................      1,932       10,988
Pacific Capital Bancorp................................        651       16,316
Pacific Gulf Properties, Inc. .........................      1,050       26,316
Pacific Sunwear of California, Inc.*...................      1,029       19,294
Packeteer, Inc.*.......................................        315        9,174
Papa John's International, Inc.*.......................      1,029       25,211
Patterson Dental Co.*..................................        756       38,556
Patterson Energy, Inc.*................................      1,134       32,319
Paxar Corp.*...........................................      2,205       26,322
PE Corp.--Celera Genomics Group*.......................        147       13,745
Pegasus Communications Corp.*..........................        630       30,909
Pegasus Systems, Inc.*.................................        819        8,907
Pennzoil-Quaker State Co...............................      3,864       46,609
Per-Se Technologies, Inc.*.............................        861        8,072
Peregrine Systems, Inc.*...............................      2,456       85,174
PerkinElmer, Inc. .....................................      1,197       79,151
Perrigo Co.*...........................................      3,003       18,956
Persistence Software, Inc.*............................        210        3,806
Petco Animal Supplies, Inc.*...........................        231        4,533
Petsmart, Inc.*........................................      4,809       16,230
Pharmacopeia, Inc.*....................................        189        8,765
Pharmacyclics, Inc.*...................................        525       32,025
Phoenix Investment Partners Ltd. ......................      3,276       34,398
Phoenix Technologies Ltd.*.............................        903       14,730
Photronics, Inc.*......................................        756       21,452
Pier 1 Imports, Inc. ..................................      3,213       31,327
Pinnacle Holdings, Inc.*...............................        756       40,824
Pinnacle Systems, Inc.*................................      1,302       29,275
Pioneer Group, Inc.*...................................      1,260       53,392
Pioneer Natural Resources Co.*.........................      4,263       54,353
Pittston Brink's Group.................................      1,890       25,869
Plantronics, Inc.*.....................................        546       63,062
Playboy Enterprises, Inc.--Class B*....................      1,008       12,978
Plexus Corp.*..........................................        588       66,444
PMA Capital Corp.--Class A.............................      1,428       27,132
Pogo Producing Co. ....................................      1,407       31,130
Polaris Industries, Inc. ..............................        987       31,584
Polaroid Corp. ........................................      1,470       26,552
Policy Management Systems Corp.*.......................      1,785       27,444
Polycom, Inc.*.........................................        357       33,591
Potlatch Corp..........................................        651       21,564
Power Integrations, Inc.*..............................        630       14,844
Power-One, Inc.*.......................................        315       35,890
Powertel, Inc.*........................................        714       50,649
Powerwave Technologies, Inc.*..........................        504       22,176

Common Stocks, continued
                                                                      Market
                                                          Shares      Value
                                                        ---------- ------------

Pre-Paid Legal Services, Inc.*.........................        714 $     21,331
Precision Castparts Corp. .............................      1,155       52,263
Premier National Bancorp, Inc. ........................      1,512       19,656
Prentiss Properties Trust..............................      1,302       31,248
Presstek, Inc.*........................................        987       16,100
PRI Automation, Inc.*..................................        588       38,449
Price Communications Corp.*............................      1,428       33,647
Pride International, Inc.*.............................      1,533       37,942
Primark Corp.*.........................................        945       35,201
Prime Hospitality Corp.*...............................      2,457       23,188
Primus Knowledge Solutions, Inc.*......................        231       10,395
Primus Telecommunications Group, Inc.*.................        861       21,417
Prison Realty Trust, Inc. .............................      2,688        8,232
Prodigy Communications Corp.*..........................        546        5,733
Profit Recovery Group International, Inc.*.............      1,155       19,202
Progress Software Corp.*...............................      1,134       20,341
Project Software & Development, Inc.*..................        378        6,804
Protection One, Inc.*..................................      2,751        6,018
Protein Design Labs, Inc.*.............................        168       27,712
Proxicom, Inc.*........................................        630       30,161
Proxim, Inc.*..........................................        336       33,254
PS Business Parks, Inc. ...............................      1,155       27,720
PSInet, Inc.*..........................................      1,514       38,034
PSS World Medical, Inc.*...............................      2,709       18,201
Public Service Co. of New Mexico.......................      1,302       20,100
Pulitzer, Inc. ........................................        483       20,377
Pulte Corp. ...........................................      1,281       27,702
Puma Technology, Inc.*.................................        273        7,320
QRS Corp.*.............................................        336        8,253
Quanta Services, Inc.*.................................      1,343       73,865
Quantum Corp.--Hard Disk Drive Group*..................        609        6,737
Quest Diagnostics, Inc.*...............................      1,302       97,324
Quintus Corp.*.........................................        336        6,673
Quokka Sports, Inc.*...................................        672        5,397
Quorum Health Group, Inc.*.............................      3,171       32,701
R.H. Donnelley Corp.*..................................      1,344       26,040
Radian Group, Inc. ....................................      1,008       52,163
Radio One, Inc.--Class A*..............................        294        8,691
Radio One, Inc.--Class D*..............................        308        6,795
Ramp Networks, Inc.*...................................        294        3,491
Rare Medium Group, Inc.*...............................        924       14,611
Raymond James Financial Corp. .........................      1,638       36,855
Rayonier, Inc. ........................................        777       27,875
Rayovac Corp.*.........................................      1,008       22,554
Razorfish, Inc.*.......................................        441        7,084
Reckson Associates Realty Corp. .......................      1,491       35,410
Reebok International Ltd.*.............................      2,499       39,828
Regis Corp. ...........................................      1,533       19,163
REMEC, Inc.*...........................................        735       30,778
Remedy Corp.*..........................................        735       40,975
Renal Care Group, Inc.*................................      1,617       39,541
Republic Bancorp, Inc. ................................      2,394       21,396
Republic Security Financial Corp. .....................      2,877       14,385
ResMed, Inc.*..........................................      1,050       28,088
Rexall Sundown, Inc.*..................................      1,449       34,776

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap                                          June 30, 2000

(Unaudited)

Common Stocks, continued
                                                                      Market
                                                          Shares      Value
                                                        ---------- ------------

RFS Hotel Investors, Inc. .............................      1,764 $     20,727
Rhythms NetConnections, Inc.*..........................      1,575       19,786
Richmond County Financial Corp. .......................      1,092       20,885
Rogers Corp.*..........................................        840       29,400
Rollins Truck Leasing Corp. ...........................      2,373       16,463
Rollins, Inc. .........................................      1,470       21,866
Roper Industries, Inc. ................................      1,008       25,830
RSA Security, Inc.*....................................        588       40,719
Ruby Tuesday, Inc. ....................................      2,856       35,879
Ruddick Corp. .........................................      1,575       18,605
Russell Corp. .........................................      1,386       27,720
Ryerson Tull, Inc. ....................................        567        5,883
S1 Corp.*..............................................        987       23,009
S3, Inc.*..............................................      2,289       33,763
SAGA SYSTEMS, Inc.*....................................        945       11,753
Salem Communications Corp.--Class A*...................        294        2,729
Sandisk Corp.*.........................................        588       35,978
SangStat Medical Corp.*................................        651       18,798
Sanmina Corp.*.........................................        945       80,797
Sawtek, Inc.*..........................................        693       39,891
Scholastic Corp.*......................................        399       24,389
Schulman (A.) Inc. ....................................      1,470       17,732
SciQuest.com, Inc.*....................................        357        4,083
SCM Microsystems, Inc.*................................        420       25,436
SCPIE Holdings, Inc. ..................................        630       12,915
Seacoast Financial Services Corp. .....................      2,373       22,544
Seacor Smit, Inc.*.....................................        735       28,416
Secure Computing Corp.*................................        252        4,741
Security Capital Group, Inc.*..........................      1,869       31,773
Selectica, Inc.*.......................................         42        2,943
SEMCO Energy, Inc. ....................................      1,638       21,294
Seminis, Inc.--Class A*................................      1,638        4,300
Semtech Corp.*.........................................        441       33,730
Sensormatic Electronics Corp.*.........................      2,373       37,523
Sequa Corp.--Class A*..................................        504       19,247
Service Corp. International............................      4,746       15,128
Shopko Stores, Inc.*...................................      1,323       20,341
Shurgard Storage Centers, Inc.--Class A................        903       20,318
SICOR, Inc.*...........................................      3,360       26,880
Sierra Pacific Resources...............................      1,848       23,216
Silicon Graphics, Inc.*................................      1,596        5,985
Silicon Valley Bancshares*.............................      1,008       42,965
Silicon Valley Group, Inc.*............................      1,260       32,603
Simmons First National Corp.--Class A..................        903       20,205
Simpson Industries, Inc. ..............................      1,953       14,709
Sirius Satellite Radio, Inc.*..........................        546       24,195
Sky Financial Group, Inc. .............................      2,289       36,481
SL Green Realty Corp. .................................      1,071       28,649
Smartserv Online, Inc.*................................         42        2,964
Smithfield Foods, Inc.*................................      1,596       44,787
SoftNet Systems, Inc.*.................................        672        6,468
Sonic Corp.*...........................................        861       25,292
SonicWALL, Inc.*.......................................        189       16,644
Southern Peru Copper Corp. ............................      1,407       17,148
Southern Union Co.*....................................      1,501       23,731

Common Stocks, continued
                                                                      Market
                                                          Shares      Value
                                                        ---------- ------------

Southwest Bancorp of Texas, Inc.*......................      1,197 $     24,838
Southwest Gas Corp. ...................................      1,155       20,213
Sovran Self Storage, Inc. .............................      1,239       26,561
Spanish Broadcasting System, Inc.*.....................        441        9,068
SpeedFam-IPEC, Inc.*...................................        987       17,951
SportsLine.com, Inc.*..................................        546        9,316
Springs Industries, Inc.--Class A......................        588       18,926
Spyglass, Inc.*........................................        546       17,097
Stamps.com, Inc.*......................................        441        3,225
Star Scientific, Inc.*.................................        525        1,772
StarBase Corp.*........................................        777        8,256
StarMedia Network, Inc.*...............................        840       15,855
Starrett (L.S.) Co. ...................................      1,029       18,008
Station Casinos, Inc.*.................................        966       24,150
Steel Dynamics, Inc.*..................................      1,701       15,415
STERIS Corp.*..........................................      2,688       23,856
Sterling Bancshares, Inc. .............................      1,848       19,982
Stillwater Mining Co.*.................................      1,113       31,025
Stone Energy Corp.*....................................        651       38,897
Storage Technology Corp.*..............................        651        7,120
Storage USA, Inc. .....................................        840       24,780
Suiza Foods Corp.*.....................................        882       43,107
Summit Technology, Inc.*...............................      1,952       36,844
Sun Communities, Inc. .................................        756       25,279
Sunbeam Corp.*.........................................      5,733       19,707
Sunglass Hut International, Inc.*......................        840        6,904
Sunrise Technologies International, Inc.*..............        336        3,360
SuperGen, Inc.*........................................        483       17,509
Superior Industries International, Inc. ...............        966       24,874
Susquehanna Bancshares, Inc. ..........................      1,470       20,948
Swift Transportation Co., Inc.*........................      1,617       22,638
Sybase, Inc.*..........................................      2,352       54,095
Sykes Enterprises, Inc.*...............................      1,008       12,978
Symyx Technologies, Inc.*..............................        105        4,474
Syntroleum Corp.*......................................        882       15,104
Systems & Computer Technology Corp.*...................      1,113       22,260
Talbots, Inc. .........................................        546       29,996
Talk.com, Inc.*........................................      1,302        7,568
Taubman Centers, Inc. .................................      1,848       20,328
Techne Corp.*..........................................        567       73,709
Technitrol, Inc. ......................................        462       44,756
Technology Solutions Co.*..............................      1,197        7,406
TEKELEC*...............................................        798       38,454
Tektronix, Inc. .......................................      1,239       91,685
TeleTech Holdings, Inc.*...............................        756       23,482
Teligent, Inc.--Class A*...............................        420        9,923
Tennant Co. ...........................................        651       24,413
Tenneco Automotive, Inc. ..............................        798        4,190
Terex Corp.*...........................................      1,155       16,314
Terrayon Communication Systems, Inc.*..................        252       16,187
Terremark Worldwide, Inc.*.............................      2,751       13,583
Tetra Tech, Inc.*......................................      1,428       32,665
Texas BioTechnology Corp.*.............................        567       10,773
Texas Industries, Inc. ................................        630       18,191

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap                                          June 30, 2000

(Unaudited)

Common Stocks, continued
                                                                      Market
                                                          Shares      Value
                                                        ---------- ------------

Texas Regional Bancshares, Inc.--Class A...............        840 $     21,315
The Cheesecake Factory*................................      1,092       30,030
The Children's Place Retail Stores, Inc.*..............        168        3,444
The Hain Celestial Group, Inc.*........................        714       26,195
The Men's Wearhouse, Inc.*.............................      1,071       23,897
The Scotts Company--Class A*...........................        651       23,762
Timken Co. ............................................      1,743       32,463
Titan Corp.*...........................................        945       42,288
Titan Pharmaceuticals, Inc.*...........................        126        5,418
Tom Brown, Inc.*.......................................      1,617       37,292
Too, Inc.*.............................................        273        6,944
Total Renal Care Holdings, Inc.*.......................      4,746       28,476
Tower Automotive, Inc.*................................      1,869       23,363
Transaction Systems Architects, Inc.*..................      1,218       20,858
Transkaryotic Therapies, Inc.*.........................        609       22,381
Transwitch Corp.*......................................        294       22,693
Travelocity.com, Inc.*.................................        210        3,439
Tredegar Corp. ........................................        882       16,758
Triad Hospitals, Inc.*.................................      1,722       41,651
Triangle Pharmaceuticals, Inc.*........................      1,239       11,228
Trimble Navigation Ltd.*...............................        924       45,103
Trimeris, Inc.*........................................         84        5,875
Trinity Industries, Inc. ..............................      1,533       28,361
Triquint Semiconductor, Inc.*..........................        210       20,094
True North Communications, Inc. .......................      1,302       57,288
Trust Company of New Jersey............................      1,008       18,396
Tumbleweed Communications Corp.*.......................        126        6,410
Tupperware Corp. ......................................      1,722       37,883
Tut Systems, Inc.*.....................................        294       16,868
UCAR International, Inc.*..............................      1,470       19,202
UICI*..................................................      1,155        7,580
Unifi, Inc.*...........................................      2,772       34,304
Unisource Energy Corp. ................................      1,953       29,295
United Asset Management Corp. .........................      2,226       52,033
United Auto Group, Inc.*...............................        357        3,258
United Bankshares, Inc. ...............................      1,197       21,770
United Community Financial Corp. ......................      2,562       17,053
United Dominion Realty Trust, Inc. ....................      3,171       34,880
United National Bancorp................................      1,197       21,995
United Stationers, Inc.*...............................      1,050       33,994
United Television, Inc. ...............................        147       18,926
Universal Corp. .......................................      1,218       25,730
Universal Foods Corp. .................................      1,386       25,641
Unova, Inc.*...........................................      2,142       15,663
US LEC Corp.--Class A..................................        315        5,355
US Oncology, Inc.*.....................................      1,197        5,985
USEC, Inc. ............................................      4,977       23,019
USFreightways Corp. ...................................        861       21,148
USinternetworking, Inc.*...............................        651       13,305
Valence Technology, Inc.*..............................        756       13,939
Valero Energy Corp. ...................................      1,827       58,006
ValueVision International, Inc.--Class A*..............      1,050       25,200
Varco International, Inc.*.............................      1,681       39,074
Varian Medical Systems, Inc.*..........................        882       34,508

Common Stocks, continued
                                                                      Market
                                                          Shares      Value
                                                        ---------- ------------

Varian Semiconductor Equipment Associates, Inc.*.......        861 $     54,081
Varian, Inc.*..........................................        987       45,525
Vector Group Ltd. .....................................        294        4,337
Veeco Instruments, Inc.*...............................        315       23,074
Venator Group, Inc.*...................................      2,457       25,184
Ventana Medical Systems, Inc.*.........................        525       12,338
Ventro Corp.*..........................................        231        4,360
Verity, Inc.*..........................................        840       31,920
Vertex Pharmaceuticals, Inc.*..........................        504       53,108
VerticalNet, Inc.*.....................................        483       17,841
VIA NET.WORKS, Inc.*...................................        189        2,918
Viador, Inc.*..........................................        315        5,001
Viant Corp.*...........................................        588       17,420
Viatel, Inc.*..........................................      1,050       29,991
Vical, Inc.*...........................................        567       10,915
Vicor Corp.*...........................................        840       29,243
Vintage Petroleum, Inc.*...............................      1,785       40,274
Visual Networks, Inc.*.................................        609       17,357
VISX, Inc.*............................................        651       18,269
Voicestream Wireless Corp.*............................         94       10,953
Voyager.net, Inc.*.....................................        273        2,184
W.R. Grace & Co.*......................................      2,499       30,300
Wabash National Corp. .................................      1,449       17,297
Wabtec Corp. ..........................................      1,596       16,559
Wackenhut Corp.--Class A*..............................        294        3,804
Wallace Computer Services, Inc. .......................      1,596       15,761
Walter Industries, Inc. ...............................      2,373       27,141
Warnaco Group, Inc. ...................................        525        4,069
Washington Real Estate Investment Trust................      1,596       28,529
WatchGuard Technologies*...............................         84        4,615
Wausau-Mosinee Paper Corp. ............................      2,163       18,521
Wave Systems Corp.*....................................      1,197       18,928
WD-40 Co. .............................................      1,071       22,223
Weblink Wireless, Inc.*................................      1,281       16,973
Webster Financial Corp. ...............................        966       21,433
WebTrends Corp.*.......................................        420       16,249
Weingarten Realty Investors............................        546       22,045
Wellman, Inc. .........................................      1,365       22,096
Werner Enterprises, Inc. ..............................      1,512       17,483
Wesley Jessen VisionCare, Inc.*........................        714       26,820
West Pharmaceutical Services, Inc. ....................        714       15,440
Western Digital Corp.*.................................      4,893       24,465
Western Properties Trust...............................      2,394       28,429
Westwood One, Inc.*....................................      1,848       63,062
Whitney Holding Corp. .................................        693       23,692
Whole Foods Market, Inc.*..............................        840       34,703
Wind River Systems, Inc.*..............................        987       37,383
Wisconsin Central Transport*...........................      1,806       23,478
Wit Soundview Group, Inc.*.............................      1,848       19,837
Wolverine World Wide, Inc. ............................      1,869       18,456
World Access, Inc.*....................................      1,512       16,727
WorldGate Communications, Inc.*........................        378        6,710
WorldPages.com, Inc.*..................................      1,113        6,678
Worthington Industries, Inc. ..........................      2,142       22,491
Xceed, Inc.*...........................................        462        4,216
Xircom, Inc.*..........................................        693       32,918

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap                                          June 30, 2000

(Unaudited)

Common Stocks, continued
                                                                     Market
                                                         Shares      Value
                                                       ---------- ------------

Xtra Corp.*...........................................        567 $     22,361
Yellow Corp.*.........................................      1,344       19,824
Zebra Technologies Corp.*.............................        735       32,570
Zenith National Insurance Corp........................      1,281       27,221
Ziff-Davis, Inc.*.....................................        861        7,749
Zixit Corp.*..........................................        252       11,608
Zygo Corp.*...........................................         63        5,721
                                                                  ------------
TOTAL COMMON STOCKS
 (Cost $23,607,258)...................................              23,510,627
                                                                  ------------
Options Purchased (7.8%)
                                                       Contracts
                                                       ----------
Russell 2000 Call Option expiring July 2000 @ 300.....         19    2,097,125
Russell 2000 Put Option expiring July 2000 @ 250......         50        2,250
                                                                  ------------
TOTAL OPTIONS PURCHASED
 (Cost $2,075,095)....................................               2,099,375
                                                                  ------------
U.S. Treasury Notes (3.3%)
                                                       Principal
                                                         Amount
                                                       ----------
U.S. Treasury Note, 4.50%, 09/30/00................... $  885,000      881,543
                                                                  ------------
TOTAL U.S. TREASURY NOTES
 (Cost $881,581)......................................                 881,543
                                                                  ------------
TOTAL INVESTMENTS (Cost $26,563,934)(a) (98.1%).......              26,491,545
Other assets in excess of liabilities (1.9%)..........                 522,306
                                                                  ------------
TOTAL NET ASSETS (100.0%).............................            $ 27,013,851
                                                                  ============
-----
Percentages indicated are based on net assets of $27,013,851.
Futures Contracts Purchased
                                                                   Unrealized
                                                       Contracts      Gain
                                                       ---------- ------------
Russell 2000 Future Contract expiring September 2000
 (Underlying face amount at value $26,037,500)........        100 $  1,545,175

-----
*Non-income producing
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation.... $ 798,397
      Unrealized depreciation....  (870,786)
                                  ---------
      Net unrealized deprecia-
       tion...................... $ (72,389)
                                  =========

The ProFund VP UltraSmall-Cap's investment concentration based on net assets, by industry, as of June 30, 2000, was as follows:

Aerospace & Defense.......................................................  0.5%
Agriculture...............................................................  0.1%
Airlines..................................................................  0.2%
Automotive................................................................  0.8%
Banking...................................................................  5.9%
Biotechnology.............................................................  2.0%
Building & Construction...................................................  1.5%
Business Services.........................................................  4.0%
Chemicals.................................................................  1.9%
Computer Services.........................................................  1.1%
Computer Software.........................................................  7.6%
Computers.................................................................  3.8%
Consumer Products.........................................................  0.9%
Containers & Packaging....................................................  0.2%
Electrical & Electronic...................................................  5.9%
Energy & Utilities........................................................  6.0%
Environmental Services....................................................  0.3%
Financial Services........................................................  1.9%
Food & Beverage...........................................................  1.3%
Health Care...............................................................  3.6%
Home Furnishings..........................................................  0.7%
Insurance.................................................................  1.8%
Investment Company........................................................  0.1%
Machinery & Equipment.....................................................  3.4%
Media.....................................................................  2.4%
Metals & Mining...........................................................  1.4%
Office Equipment & Supplies...............................................  0.1%
Paper & Forest Products...................................................  0.2%
Pharmaceuticals...........................................................  3.9%
Real Estate...............................................................  0.3%
Real Estate Investment Trust..............................................  5.8%
Retail & Wholesale........................................................  3.8%
Semiconductors............................................................  3.4%
Telecommunications........................................................  6.8%
Textiles & Apparel........................................................  0.7%
Tobacco...................................................................  0.1%
Transportation............................................................  1.5%
Travel & Entertainment....................................................  1.1%
Other..................................................................... 13.0%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap

(Unaudited)

Statement of Assets and Liabilities
                                                                   June 30, 2000

Assets:
 Investments, at value (cost $26,563,934)..........................  $26,491,545
 Cash..............................................................       91,701
 Variation margin on futures contracts.............................    1,940,635
 Dividends and interest receivable.................................       36,718
 Receivable for investments sold...................................    2,252,077
 Prepaid expenses..................................................      218,346
 Deferred offering costs...........................................        2,061
                                                                     -----------
 Total Assets......................................................   31,033,083
Liabilities:
 Payable for investments purchased.................................    3,983,295
 Advisory fees payable.............................................       19,191
 Management servicing fees payable.................................        3,838
 Administrative servicing fees payable.............................        6,397
 Distribution fees payable.........................................        6,397
 Administration fees payable.......................................          114
                                                                     -----------
 Total Liabilities.................................................    4,019,232
                                                                     -----------
Net Assets.........................................................  $27,013,851
                                                                     ===========
Net Assets consist of:
 Capital...........................................................  $31,582,300
 Accumulated undistributed net investment income...................       52,395
 Accumulated net realized losses on investments and futures
  contracts........................................................   (6,093,630)
 Net unrealized appreciation on investments and futures contracts..    1,472,786
                                                                     -----------
Total Net Assets...................................................  $27,013,851
                                                                     ===========
 Net Assets........................................................  $27,013,851
 Shares of Beneficial Interest Outstanding.........................      777,092
 Net Asset Value (offering and redemption price per share).........  $     34.76
                                                                     ===========

Statement of Operations
                                          For the six months ended June 30, 2000

Investment Income:
 Dividends (net of foreign taxes of $6)............................  $   228,533
 Interest..........................................................      165,310
                                                                     -----------
 Total Income......................................................      393,843
Expenses:
 Advisory fees.....................................................      148,305
 Management servicing fees.........................................       29,661
 Administrative servicing fees.....................................       49,435
 Distribution fees.................................................       49,435
 Administration fees...............................................        9,817
 Custody fees......................................................       48,467
 Fund accounting fees..............................................       20,206
 Offering costs....................................................        3,411
 Other fees........................................................        1,726
                                                                     -----------
 Total expenses....................................................      360,463
                                                                     -----------
Net Investment Income..............................................       33,380
                                                                     -----------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and futures contracts..........   (6,594,185)
 Net change in unrealized appreciation on investments and futures
  contracts........................................................    1,089,501
                                                                     -----------
 Net realized and unrealized losses on investments and futures
  contracts........................................................   (5,504,684)
                                                                     -----------
Decrease in Net Assets Resulting from Operations...................  $(5,471,304)
                                                                     ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap


 Statements of Changes in Net Assets

                                                                        For the six         For the period
                                                                       months ended   October 19, 1999(a) through
                                                                       June 30, 2000       December 31, 1999
                                                                       -------------  ---------------------------
                                                                        (Unaudited)
Change in Net Assets:
Operations:
 Net investment income................................................ $      33,380         $     17,625
 Net realized gains/(losses) on investments and futures contracts.....    (6,594,185)             500,555
 Net change in unrealized appreciation on investments and futures
  contracts...........................................................     1,089,501              383,285
                                                                       -------------         ------------
 Net increase/(decrease) in net assets resulting from operations......    (5,471,304)             901,465
Capital Share Transactions:
 Proceeds from shares issued..........................................   416,999,055           49,941,883
 Cost of shares redeemed..............................................  (394,317,820)         (41,039,428)
                                                                       -------------         ------------
 Net increase in net assets resulting from capital share
  transactions........................................................    22,681,235            8,902,455
                                                                       -------------         ------------
 Total increase in net assets.........................................    17,209,931            9,803,920
Net Assets:
 Beginning of period..................................................     9,803,920                   --
                                                                       -------------         ------------
 End of period........................................................ $  27,013,851         $  9,803,920
                                                                       =============         ============

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap


 Financial Highlights

For a share of beneficial interest
outstanding
                                                                    For the
                                               For the            period from
                                             six months       October 19, 1999(a)
                                                ended               through
                                            June 30, 2000      December 31, 1999
                                            -------------     -------------------
                                             (Unaudited)
Net Asset Value, Beginning of Period......   $     35.99          $    30.00
                                             -----------          ----------
 Net investment income....................          0.03(b)             0.06
 Net realized and unrealized gain/(loss)
  on investments and futures contracts....         (1.26)               5.93
                                             -----------          ----------
 Total income/(loss) from investment
  operations..............................         (1.23)               5.99
                                             -----------          ----------
Net Asset Value, End of Period............   $     34.76          $    35.99
                                             ===========          ==========
Total Return..............................         (3.42)%(c)          19.97%(c)
Ratios/Supplemental Data:
Net assets, end of period.................   $27,013,851          $9,803,920
Ratio of expenses to average net assets...          1.82%(d)            1.70%(d)
Ratio of net investment income to average
 net assets...............................          0.17%(d)            1.75%(d)
Ratio of expenses to average net assets*..          1.82%(d)            2.53%(d)
Portfolio turnover........................          1320%                686%

-----
 *During the period, certain fees were voluntarily reduced. If such voluntary fee reduction had not occurred, the ratio would have been as indicated.
(a)Commencement of operations.
(b)Per share net investment income has been calculated using the daily average shares method.
(c)Not annualized.
(d)Annualized.

PROFUNDS VP                                   Schedule of Portfolio Investments
ProFund VP Europe 30                                              June 30, 2000

(Unaudited)

Common Stocks (97.0%)
                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------
ABN Amro Holding NV--ADR................................     35,776 $   878,748
Aegon NV--ADR...........................................     29,024   1,033,980
Alcatel SA--ADR.........................................     18,140   1,206,310
AstraZeneca PLC--ADR....................................     43,536   2,024,424
Axa--ADR................................................     17,132   1,363,065
Banco Bilbao Vizcaya--ADR...............................     49,684     732,839
Banco Santander Central Hispano SA--ADR.................     90,096     934,746
Barclays PLC--ADR.......................................      9,372     937,200
BP Amoco PLC--ADR.......................................     78,204   4,423,413
British Telecommunications PLC--ADR.....................     15,520   2,052,520
Deutsche Telekom--ADR...................................     75,080   4,260,790
Diageo PLC--ADR.........................................     20,760     738,278
E.On AG--ADR............................................     12,396     618,251
ENI SpA--ADR............................................     19,652   1,143,501
Ericsson (LM) Telephone--ADR............................    174,144   3,482,880
France Telecom SA--ADR..................................     24,388   3,475,290
Glaxo Wellcome PLC--ADR.................................     44,040   2,546,063
HSBC Holdings PLC--ADR..................................     39,908   2,312,170
ING Groep NV--ADR.......................................     23,784   1,605,420
Koninklijke Philips Electronics NV--ADR.................     31,040   1,474,400
LVMH--ADR...............................................     11,892     992,982
Nokia OYJ--ADR..........................................    120,128   5,998,891
Royal Dutch Petroleum Co.--ADR..........................     52,304   3,219,964
Shell Transport & Trading Co.--ADR......................     40,412   2,018,074
SmithKline Beecham PLC--ADR.............................     26,908   1,754,065
Telecom Italia SpA--ADR.................................     14,008   1,926,976
Telefonica SA--ADR*.....................................     25,900   1,659,219
Total Fina SA--ADR......................................     29,528   2,268,120
Unilever NV--ADR........................................     14,008     602,344
Vodafone AirTouch PLC--ADR..............................     77,196   3,198,809
                                                                    -----------
TOTAL COMMON STOCKS
 (Cost $63,848,973).....................................             60,883,732
                                                                    -----------
U.S. Treasury Notes (2.8%)
                                                         Principal
                                                           Amount
                                                         ----------
U.S. Treasury Note, 4.50%, 09/30/00..................... $1,745,000   1,738,184
                                                                    -----------
TOTAL U.S. TREASURY NOTES
 (Cost $1,738,258)......................................              1,738,184
                                                                    -----------
TOTAL INVESTMENTS
 (Cost $65,587,231)(a) (99.8%)..........................             62,621,916
Other assets in excess of liabilities (0.2%)............                127,644
                                                                    -----------
TOTAL NET ASSETS (100.0%)...............................            $62,749,560
                                                                    ===========

-----
Percentages indicated are based on net assets of $62,749,560.

Futures Contracts Purchased
                                                                    Unrealized
                                                          Contracts    Loss
                                                          --------- ----------
S&P 500 Future Contract expiring September 2000
 (Underlying face amount at value $1,836,875)............      5     $(34,775)

-----
*Non-income producing
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation..  $   702,255
      Unrealized depreciation..   (3,667,570)
                                 -----------
      Net unrealized deprecia-
       tion....................  $(2,965,315)
                                 ===========

ADR--American Depositary Receipt

The ProFund VP Europe 30's investment concentration based on net assets, by industry, as of June 30, 2000, was as follows:

Banking................................................................... 11.8%
Electrical & Electronic...................................................  2.3%
Energy & Utilities........................................................ 20.8%
Food & Beverage...........................................................  3.7%
Insurance.................................................................  3.8%
Machinery & Equipment.....................................................  1.0%
Pharmaceuticals........................................................... 10.1%
Telecommunications........................................................ 43.5%
Other.....................................................................  3.0%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30

(Unaudited)

Statement of Assets and Liabilities
                                                                   June 30, 2000

Assets:
 Investments, at value (cost $65,587,231).........................  $ 62,621,916
 Cash.............................................................       118,968
 Variation margin on futures contracts............................        13,125
 Dividends and interest receivable................................        97,476
 Deferred offering costs..........................................           394
                                                                    ------------
 Total Assets.....................................................    62,851,879
Liabilities:
 Advisory fees payable............................................        32,168
 Management servicing fees payable................................         6,434
 Administrative servicing fees payable............................        10,723
 Distribution fees payable........................................        10,723
 Administration fees payable......................................           251
 Other accrued expenses...........................................        42,020
                                                                    ------------
 Total Liabilities................................................       102,319
                                                                    ------------
Net Assets........................................................  $ 62,749,560
                                                                    ============
Net Assets consist of:
 Capital..........................................................  $ 79,334,436
 Accumulated undistributed net investment income..................        83,475
 Accumulated net realized losses on investments and futures
  contracts.......................................................   (13,668,261)
 Net unrealized depreciation on investments and futures
  contracts.......................................................    (3,000,090)
                                                                    ------------
Total Net Assets..................................................  $ 62,749,560
                                                                    ============
 Net Assets.......................................................  $ 62,749,560
 Shares of Beneficial Interest Outstanding........................     1,722,954
 Net Asset Value (offering and redemption price per share)........  $      36.42
                                                                    ============

Statement of Operations
                                          For the six months ended June 30, 2000

Investment Income:
 Dividends (net of foreign taxes of $47,017)......................  $    438,218
 Interest.........................................................        34,689
                                                                    ------------
 Total Income.....................................................       472,907
Expenses:
 Advisory fees....................................................       165,855
 Management servicing fees........................................        33,171
 Administrative servicing fees....................................        55,285
 Distribution fees................................................        55,285
 Administration fees..............................................        10,800
 Custody fees.....................................................        31,933
 Fund accounting fees.............................................         7,047
 Offering costs...................................................           652
 Other fees.......................................................        29,404
                                                                    ------------
 Total expenses...................................................       389,432
                                                                    ------------
Net Investment Income.............................................        83,475
                                                                    ------------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and futures contracts.........   (13,768,320)
 Net change in unrealized depreciation on investments and futures
  contracts.......................................................    (3,218,228)
                                                                    ------------
 Net realized and unrealized losses on investments and futures
  contracts.......................................................   (16,986,548)
                                                                    ------------
Decrease in Net Assets Resulting from Operations..................  $(16,903,073)
                                                                    ============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30


 Statements of Changes in Net Assets

                                                                        For the six         For the period
                                                                       months ended   October 19, 1999(a) through
                                                                       June 30, 2000       December 31, 1999
                                                                       -------------  ---------------------------
                                                                        (Unaudited)
Change in Net Assets:
Operations:
 Net investment income/(loss)......................................... $      83,475          $    (3,102)
 Net realized gains/(losses) on investments and futures contracts.....   (13,768,320)             102,963
 Net change in unrealized appreciation/(depreciation) on investments
  and futures contracts...............................................    (3,218,228)             218,138
                                                                       -------------          -----------
 Net increase/(decrease) in net assets resulting from operations......   (16,903,073)             317,999
Capital Share Transactions:
 Proceeds from shares issued..........................................   332,571,888            4,413,241
 Cost of shares redeemed..............................................  (256,181,386)          (1,469,109)
                                                                       -------------          -----------
 Net increase in net assets resulting from capital share
  transactions........................................................    76,390,502            2,944,132
                                                                       -------------          -----------
 Total increase in net assets.........................................    59,487,429            3,262,131
Net Assets:
 Beginning of period..................................................     3,262,131                   --
                                                                       -------------          -----------
 End of period........................................................ $  62,749,560          $ 3,262,131
                                                                       =============          ===========

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30


 Financial Highlights

For a share of beneficial interest
outstanding
                                                                    For the
                                               For the            period from
                                             six months       October 19, 1999(a)
                                                ended               through
                                            June 30, 2000      December 31, 1999
                                            -------------     -------------------
                                             (Unaudited)
Net Asset Value, Beginning of Period......   $     36.82          $    30.00
                                             -----------          ----------
 Net investment income/(loss).............          0.05               (0.04)
 Net realized and unrealized gain/(loss)
  on investments and futures contracts....         (0.45)               6.86
                                             -----------          ----------
 Total income/(loss) from investment
  operations..............................         (0.40)               6.82
                                             -----------          ----------
Net Asset Value, End of Period............   $     36.42          $    36.82
                                             ===========          ==========
Total Return..............................         (1.09)%(b)          22.73%(b)
Ratios/Supplemental Data:
Net assets, end of period.................   $62,749,560          $3,262,131
Ratio of expenses to average net assets...          1.76%(c)            1.78%(c)
Ratio of net investment income/(loss) to
 average net assets.......................          0.38%(c)          (1.00)%(c)
Ratio of expenses to average net assets*..          1.76%(c)            2.39%(c)
Portfolio turnover........................           759%                100%

-----
 *During the period, certain fees were voluntarily reduced. If such voluntary fee reduction had not occurred, the ratio would have been as indicated.
(a)Commencement of operations.
(b)Not annualized.
(c)Annualized.

PROFUNDS VP

                         Notes to Financial Statements
                                 June 30, 2000
                                  (Unaudited)

1. Organization

  ProFunds (the "Trust") is a registered open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware business trust on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the "Advisor") serves as the investment advisor for each of the ProFunds except the Money Market ProFund. BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator. Currently, the Trust consists of thirty-nine separately managed series, twenty-five of which are operational as of June 30th, 2000. These accompanying financial statements relate to the following portfolios:
  ProFund VP UltraOTC, ProFund VP UltraSmall-Cap and ProFund VP Europe 30 (collectively, the "ProFunds VP" and individually, a "ProFund VP"). Each ProFund VP is a "non-diversified" series of the Trust pursuant to the 1940 Act.

  The investment objectives of the ProFunds VP are as follows:

  ProFund VP UltraOTC. The investment objective of the ProFund VP UltraOTC is to provide investment results that correspond to twice (200%) the performance of the NASDAQ 100 Index. The NASDAQ 100 Index includes 100 of the largest and most active non-financial domestic companies listed on the NASDAQ National Market tier of The NASDAQ Stock Market. If the ProFund VP UltraOTC is successful in meeting its objective, it should gain approximately twice as much as the growth oriented NASDAQ 100 Index when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline.

  ProFund VP UltraSmall-Cap. The investment objective of the ProFund VP UltraSmall-Cap is to provide investment returns that correspond to 200% of the performance of the Russell 2000 Index. If the ProFund VP UltraSmall-Cap is successful in meeting its objective, it should gain approximately twice as much as the Russell 2000 Index when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline on that day.

  ProFund VP Europe 30. The investment objective of the ProFund VP Europe 30 is to provide investment results that correspond to the performance of the ProFunds Europe 30 Index. The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of the 30 European companies whose securities are traded on U.S. exchanges or on the NASDAQ Stock Market as American Depository Receipts with the highest market capitalization determined annually.

2. Significant Accounting Policies

  The following is a summary of significant accounting policies consistently followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

  Investment Valuation

  Securities, except as otherwise noted, in the portfolio of a ProFund VP that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds are valued using a third-party pricing system. Short-term debt securities are valued at amortized cost, which approximates market value.

  For the ProFunds VP, futures contracts and options on indexes and exchanged-traded securities held are valued at the last traded sale price prior to the close of the securities or commodities exchange on which they are traded (generally 4:00 p.m. Eastern time). Options on securities traded in the OTC market are valued at the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts are valued with reference to established futures exchanges as described herein or, when price quotes are not readily available, the value of a futures contract purchased will be the bid price, and the value of a futures contract sold will be the asked price. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. When market quotations are not readily available, securities and other assets held by the ProFunds VP are valued at fair value as determined in good faith under procedures established by and under general supervision and responsibility of the ProFund's Board of Trustees.

                                   Continued

PROFUNDS VP

                                 June 30, 2000
                                  (Unaudited)

  Repurchase Agreements

  Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP.

  The ProFunds VP require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

  Short Sales

  The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The ProFund VP maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

  Short sales involve elements of market risk and exposure to loss in excess of the amounts recognized on the Statement of Assets and Liabilities. This risk is unlimited as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short.

  Futures Contracts

  The ProFunds VP may purchase (long) or sell (short) stock index futures contracts thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulation requirements. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the ProFund VP may be required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. Unrealized gains and losses for futures traded on domestic exchanges are realized for tax purposes. When the contract is closed or offset, the ProFund VP records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.

  Index Options

  The ProFunds VP may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The fund will realize a gain or loss upon the expiration or closing of the option transaction.
                                   Continued

PROFUNDS VP

                                 June 30, 2000
                                  (Unaudited)


  Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.

  Securities Transactions and Related Income

  Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

  Expenses

  Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another appropriate basis.

  Distributions to Shareholders

  The ProFunds VP will distribute net investment income and net realized gains, if any, at least once a year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital. The ProFunds VP utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

  Federal Income Tax

  Each of the ProFunds VP intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders; the ProFunds VP intend to make timely distributions in order to avoid tax liability.

  Offering Costs

  Costs incurred by the ProFunds VP in connection with its initial offering of shares have been deferred and are being amortized on the straight-line method over a twelve-month period beginning on the date on which each ProFund VP commenced its investment activities.

3. Shares of Beneficial Interest

  Transactions in shares of beneficial interest were as follows for the periods ended June 30, 2000 and December 31, 1999.

                                        ProFund VP UltraOTC
                        ------------------------------------------------------
                             Six Months Ended        October 19, 1999 through
                        June 30, 2000 (Unaudited)       December 31, 1999
                        ---------------------------  -------------------------
                          Shares         Amount        Shares       Amount
                        ------------ --------------  -------------------------
   Shares Sold.........   5,096,245  $  355,143,019   1,790,763  $  79,824,900
   Shares Redeemed.....  (1,993,852)   (132,645,157)   (833,547)   (40,983,810)
                        -----------  --------------  ----------  -------------
     Net Increase......   3,102,393  $  222,497,862     957,216  $  38,841,090
                        ===========  ==============  ==========  =============

                                   Continued

PROFUNDS VP

                   Notes to Financial Statements (concluded)
                                 June 30, 2000
                                  (Unaudited)

                                     ProFund VP UltraSmall-Cap
                        ------------------------------------------------------
                            Six Months Ended        October 19, 1999 through
                        June 30, 2000 (Unaudited)       December 31, 1999
                        --------------------------  --------------------------
                          Shares        Amount        Shares        Amount
                        -----------  -------------  ------------ -------------
   Shares Sold.........  10,792,264  $ 416,999,055    1,534,275  $  49,941,883
   Shares Redeemed..... (10,287,570)  (394,317,820)  (1,261,877)   (41,039,428)
                        -----------  -------------  -----------  -------------
     Net Increase......     504,694  $  22,681,235      272,398  $   8,902,455
                        ===========  =============  ===========  =============

                                       ProFund VP Europe 30
                       -------------------------------------------------------
                            Six Months Ended        October 19, 1999 through
                       June 30, 2000 (Unaudited)        December 31, 1999
                       ---------------------------  --------------------------
                         Shares         Amount        Shares        Amount
                       ------------ --------------  --------------------------
   Shares Sold........   8,524,098  $  332,571,888     132,408  $    4,413,241
   Shares Redeemed....  (6,889,752)   (256,181,386)    (43,800)     (1,469,109)
                       -----------  --------------  ----------  --------------
     Net Increase.....   1,634,346  $   76,390,502      88,608  $    2,944,132
                       ===========  ==============  ==========  ==============

4. Investment Advisory Fees, Administration Fees and Other Related Party Transactions

  The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%.

  For its services as Administrator, each ProFund VP pays BISYS a fee at the annual rate of 0.05% of its average daily net assets. BISYS Fund Services, Inc. ("BFSI"), also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP, for which it receives additional fees. Additionally, ProFunds VP, BISYS and BFSI have entered into an Omnibus Fee Agreement in which the amount of compensation due and payable to BISYS shall be the greater of (i) the aggregate fee amount due and payable for services pursuant to the Administration, Fund Accounting and Transfer Agency Agreements and (ii) the minimum relationship fee described as specific dollar amounts payable over a period of ten calendar quarters.

  ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

  Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

  The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with American Skandia Life Assurance Corporation ("American Skandia") pursuant to which American Skandia will provide administrative services with respect to the ProFunds VP. For these services, the Trust pays American Skandia a quarterly fee equal on an annual basis to 0.25% of the average daily net assets of each ProFund VP that were invested in such Fund through American Skandia's separate account.

  Certain Trustees of the Trust are Officers of ProFund Advisors LLC and are compensated for such services.

5. Securities Transactions

  The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the six months ended June 30, 2000 were as follows:

                                                       Purchases      Sales
                                                      ------------ ------------
   ProFund VP UltraOTC............................... $555,262,400 $393,555,915
   ProFund VP UltraSmall-Cap.........................  366,463,598  347,807,743
   ProFund VP Europe 30..............................  333,551,438  258,073,111